                                                               File No. 33-86664
                                                                        811-8872



                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                      FORM N-4

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post Effective Amendment No. 9

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  Amendment No. 11


                              SEPARATE ACCOUNT VA-P OF
                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             (Exact Name of Registrant)

                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                (Name of Depositor)
                                 440 Lincoln Street
                                 Worcester MA 01653
                (Address of Depositor's Principal Executive Offices)
                                   (508) 855-1000
                (Depositor's Telephone Number, including Area Code)

                    Abigail M. Armstrong, Secretary and Counsel
            First Allmerica Financial Life Insurance and Annuity Company
                                 440 Lincoln Street
                                 Worcester MA 01653
                 (Name and Address of Agent for Service of Process)

     It is proposed that this filing will become effective:


                immediately upon filing pursuant to Paragraph (b) of Rule 485
          -----
            X   on October 30, 1998 pursuant to Paragraph (b) of Rule 485
          -----
                60 days after filing pursuant to Paragraph (a) (1) of Rule 485
          -----
                on (date) pursuant to Paragraph (a) (1) of Rule 485
          -----
                this post-effective amendment designates a new effective
          -----
                date for a previously filed post-effective amendment



VARIABLE ANNUITY POLICIES


Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1997 was filed on March 27, 1998.

This Post-Effective Amendment No. 9 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus and Statement of Additional Information of Separate Account VA-P of First Allmerica Financial Life Insurance Company dated May 1, 1998 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 8 on April 24, 1998 and is incorporated by reference herein.

               CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                             ITEMS CALLED FOR BY FORM N-4



FORM N-4 ITEM NO.                  CAPTION IN PROSPECTUS
-----------------                  ---------------------
1 . . . . . . . . . . . . . . . . .Cover Page

2 . . . . . . . . . . . . . . . . .Special Terms

3 . . . . . . . . . . . . . . . . .Summary;  Annual and Transaction Expenses

4 . . . . . . . . . . . . . . . . .Condensed Financial Information;  Performance Information

5 . . . . . . . . . . . . . . . . .Description of the Company, the Variable Account and Pioneer Variable
                                   Contracts Trust

6 . . . . . . . . . . . . . . . . .Charges and Deductions

7 . . . . . . . . . . . . . . . . .Description of the Contract

8 . . . . . . . . . . . . . . . . .Electing the Form of Annuity and the Annuity Date;  Description of  Variable
                                   Annuity Payout Options;  Annuity Benefit Payments

9 . . . . . . . . . . . . . . . . .Death Benefit

10. . . . . . . . . . . . . . . . .Payments;   Computation of Values;  Distribution

11. . . . . . . . . . . . . . . . .Surrender; Withdrawals;   Charges for Surrender and Withdrawal;  Withdrawal
                                   Without Surrender Charge;   Texas Optional Retirement Program

12. . . . . . . . . . . . . . . . .Federal Tax Considerations

13. . . . . . . . . . . . . . . . .Legal Matters

14. . . . . . . . . . . . . . . . .Statement of Additional Information-Table of Contents


FORM N-4 ITEM NO.                  CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------                  -----------------------------------------------

15. . . . . . . . . . . . . . . . .Cover Page

16. . . . . . . . . . . . . . . . .Table of Contents

17. . . . . . . . . . . . . . . . .General Information and History

18. . . . . . . . . . . . . . . . .Services

19. . . . . . . . . . . . . . . . .Underwriters



20. . . . . . . . . . . . . . . . .Underwriters

21. . . . . . . . . . . . . . . . .Performance Information

22. . . . . . . . . . . . . . . . .Annuity Benefit Payments

23. . . . . . . . . . . . . . . . .Financial Statements

                                SEPARATE ACCOUNT VA-P
                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                     SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1998
                                         ***

Effective October 30, 1998, two additional Sub-Accounts will be available under the Contract. The Sub-Accounts will invest exclusively in shares of the Emerging Markets Portfolio or the Europe Portfolio of the Pioneer Variable Contracts Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "1. THE PIONEER VISION 2 VARIABLE ANNUITY CONTRACT" on page P-1 of the Profile, the word "twelve" is substituted for the word "ten" in the second sentence of the second paragraph.

Under "4. INVESTMENT OPTIONS" on page P-2 of the Profile, the following is added to the listing of investment options: "Emerging Markets Portfolio" and "Europe Portfolio."

Under "5. EXPENSES" in the Profile, the following is inserted into the table on page P-3:

                                                                                                                          EXAMPLES:
                                                                                                                        TOTAL ANNUAL
                                                                                                                         EXPENSES AT
                                                                                                                            END OF
                                         TOTAL ANNUAL INSURANCE         TOTAL ANNUAL        TOTAL ANNUAL                    (2)
  PORTFOLIO                                     CHARGES              PORTFOLIO EXPENSES       CHARGES        1 YEAR      10 YEARS
---------------------                   -----------------------      ------------------     ------------     --------   ----------
 Emerging Markets Portfolio                     1.44%                    1.68%*                 3.12%          $92        $340
 Europe Portfolio                               1.44%                    1.48%*                 2.92%          $90        $321

The footnote under "5. EXPENSES" in the Profile, is amended to add the following:

* Portfolio expenses are estimated for the Emerging Markets and Europe Portfolios which commenced operations on October 30, 1998. In addition, Pioneering Management Corporation has agreed voluntarily to waive its management fee and/or make other arrangements, if necessary, to reduce portfolio expenses. For more information, see the Fee Table in the Prospectus for the Contract.


"EMERGING MARKETS PORTFOLIO" is added before and "EUROPE PORTFOLIO" is added after International Growth Portfolio in the listing of Portfolios on page 1 of the Prospectus and to the listing of "UNDERLYING PORTFOLIOS" under "SPECIAL TERMS" on page 5 of the Prospectus.

The description of the Variable Account under "WHAT ARE MY INVESTMENT CHOICES?" on page 8 of the Prospectus is deleted and replaced with the following:

    THE VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the twelve Portfolios of the Fund:

    Emerging Markets Portfolio         Growth and Income Portfolio
    International Growth Portfolio     Equity-Income Portfolio
    Europe Portfolio                   Balanced Portfolio
    Capital Growth Portfolio           Swiss Franc Bond Portfolio
    Growth Shares Portfolio            America Income Portfolio
    Real Estate Growth Portfolio       Money Market Portfolio

The following information on the Emerging Markets Portfolio and the Europe Portfolio is added to the Portfolio Expenses table on page 12 of the Prospectus:

                                                                             Other Expenses           Total Portfolio Expenses
                                                Management Fee             (After Applicable               (After Waivers/
                                               (After Voluntary            Reimbursements and            Reimbursements and
Portfolio                                          Waivers)                     Offsets)                      Offsets)
---------                                      ----------------            ------------------         ------------------------
Emerging Markets Portfolio(1). . . . . .              1.15%                        0.53%                          1.68%
Europe Portfolio(1). . . . . . . . . . .              1.00%                        0.48%                          1.48%

Footnote 1 on page 12 of the Prospectus is amended to add the following:

(1) The Emerging Markets and Europe Portfolios commenced operations on October 30, 1998, therefore, expenses are estimated and should not be considered representative of future expenses. Actual expenses may be greater or less than those shown.

The paragraph following Footnote 3 on page 12 of the Prospectus is amended in its entirety as follows:

Pioneering Management Corporation ("Pioneer") is the investment adviser to each Portfolio. As of the date of this prospectus, Pioneer has agreed voluntarily to limit its management fee and/or reimburse each Portfolio for expenses to the extent that total expenses will not exceed 1.75% for the Emerging Markets Portfolio; 1.50% for the International Growth Portfolio; 1.50% for the Europe Portfolio; 1.25% for the Growth Shares Portfolio, the Real Estate Portfolio, the Growth and Income Portfolio, the Swiss Franc Bond Portfolio and the America Income Portfolio and 1.00% for the Money Market Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind the Manager to declare future expense limitations with respect to these funds. These limitations/waivers may be terminated at any time with notice.

The following cumulative expense information is added to Examples 1 and 2 on page 13 of the Prospectus:


                         1 YEAR         3 YEARS       5 YEARS        10 YEARS
(1)                      ----------------------------------------------------
Emerging Markets. . . .  $92            $140          $190            $340
Europe. . . . . . . . .  $90            $135          $180            $321

(2)
Emerging Markets. . . .  $31            $ 95          $162            $340
Europe. . . . . . . . .  $29            $ 89          $152            $321


Under "PIONEER VARIABLE CONTRACTS TRUST" on page 19 of the Prospectus, the word "twelve" is substituted for the word "ten" and "EMERGING MARKETS PORTFOLIO" and "EUROPE PORTFOLIO" are added before International Growth Portfolio in the second sentence of the second paragraph.

The following summary of the investment objectives and policies of the Emerging Markets Portfolio is inserted as the first Portfolio summary and that of the Europe Portfolio is inserted as the second summary under "INVESTMENT OBJECTIVES AND POLICIES" on page 20 of the Prospectus.:

    EMERGING MARKETS PORTFOLIO - seeks long-term growth of capital. The Portfolio invests primarily in securities of issuers in countries with emerging economies or securities markets and related depositary receipts.

    EUROPE PORTFOLIO - seeks long-term growth of capital. The Portfolio invests in a diversified portfolio consisting primarily of securities of European companies and in depositary receipts for such securities.

The following information is added to the fee disclosures under "INVESTMENT ADVISORY SERVICES" on page 21 of the Prospectus:


                                                        MANAGEMENT FEE AS A
                                                      % OF PORTFOLIO'S AVERAGE
                                                         DAILY NET ASSETS
                                                      ------------------------
    Emerging Markets Portfolio . . . . . . . . . . . . .      1.15%
    Europe Portfolio . . . . . . . . . . . . . . . . . .      1.00%

The following is added to table (1) in paragraph 7 of "APPENDIX C -- DIFFERENCES UNDER THE PIONEER VISION CONTRACT (FORM A3023-95)" on page C-3 of the Prospectus:

                           1 Year     3 Years     5 Years     10 Years
                           ------     -------     -------     --------
    Emerging Markets...... $95        $162        $211        $340
    Europe................ $94        $156        $202        $321

Supplement Dated October 30, 1998

                                SEPARATE ACCOUNT VA-P
                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                  SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  DATED MAY 1, 1998

                                         ***

The third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety to read as follows:

    Twelve Sub-Accounts of the Variable Account are available under the Pioneer Vision 2 contract ("the Contract") and Pioneer Vision (3023-95), a predecessor contract no longer being sold. (Pioneer Vision 2 and Pioneer Vision (3023-95) are referred to collectively as "the contracts.") Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust (the "Fund"), an open-end, registered management investment company. The Fund currently consists of the following twelve investment portfolios: Emerging Markets Portfolio, International Growth Portfolio, Europe Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio, Balanced Portfolio, Swiss Franc Bond Portfolio, America Income Portfolio and the Money Market Portfolio ("Underlying Portfolios"). Each Underlying Portfolio has its own investment objectives and certain attendant risks.


Supplement Dated October 30, 1998

                             PART C.  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

     Financial Statements Included in Part A
     None


     Financial Statements Included in Part B
     Financial Statements for First Allmerica Life Insurance Company and Financial Statements for Separate Account VA-P of First Allmerica Financial Life Insurance Company were previously filed in Post-Effective Amendment No. 8 on April 24, 1998 and are incorporated by reference herein.


     Financial Statements Included in Part C
     None

     (b)  EXHIBITS


     EXHIBIT 1 Vote of the Board of Directors authorizing Establishment of Registrant dated August 20, 1991 was previously filed on April 24, 1998 in Post-Effective Amendment No. 8 and is incorporated by reference herein.

     EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

     EXHIBIT 3   (a)     Underwriting and Administrative Services Agreement was
                         previously filed in Post-Effective Amendment No. 8 on April 24, 1998 and is incorporated by reference herein.

                 (b) Wholesaling Agreement was previously filed on October 1, 1995 in Registration Statement No. 1 and is incorporated by reference herein. Amendment to Wholesaling Agreement was previously filed in Post-Effective Amendment No. 8 on April 24, 1998 and is incorporated by reference herein.

                 (c) Sales Agreements with Commission Schedule were previously filed in Post-Effective Amendment No. 8 on April 24, 1998 and are incorporated by reference herein.

                 (d) General Agent's Agreement was previously filed in Post-Effective Amendment No. 8 on April 24, 1998 and is incorporated by reference herein.

                 (e) Career Agent Agreement was previously filed in Post-Effective Amendment No. 8 on April 24, 1998 and is incorporated by reference herein.

                 (f) Registered Representative's Agreement was previously filed in Post-Effective Amendment No. 8 on April 24, 1998 and is incorporated by reference herein.

     EXHIBIT 4 Contract Form A was previously filed in Post-Effective Amendment No. 8 on April 24, 1998 and is incorporated by reference herein. Specimen Contract Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 4 and is incorporated by reference herein.

     EXHIBIT 5 Application Form A was previously filed in Post-Effective Amendment No. 8 on April 24, 1998 and is incorporated by reference herein. Specimen Application Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 4 and is incorporated by reference herein.

     EXHIBIT 6   (a)     The Depositor's restated Articles of Incorporation were
                         previously filed on October 1, 1995 in Post-Effective
                         Amendment No. 1 and are incorporated by reference herein.

                 (b) The Depositor's revised Bylaws were previously filed on May 1, 1996 in Post-Effective Amendment No. 4 and are incorporated by reference herein.

     EXHIBIT 7   Not Applicable.

     EXHIBIT 8 BFDS Agreements for lockbox and mailroom services were previously filed in Post-Effective Amendment No. 8 on April 24, 1998 and are incorporated by reference herein.

     EXHIBIT 9   Opinion of Counsel is filed herewith.

     EXHIBIT 10  Consent of Independent Accountants is filed herewith.

     EXHIBIT 11  None.

     EXHIBIT 12  None.

     EXHIBIT 13  Not Applicable.

     EXHIBIT 14  Not Applicable.

     EXHIBIT 15 Participation Agreement with Pioneer was previously filed in Post-Effective Amendment No. 8 on April 24, 1998 and is incorporated by reference herein.



ITEM 25.  DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01553

                   DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY




             NAME AND POSITION                              PRINCIPAL OCCUPATION(S) DURING
                WITH COMPANY                                        PAST FIVE YEARS
                ------------                                        ---------------
 Bruce C. Anderson                           Director of First Allmerica since 1996; Vice
 Director and Vice President                 President, First Allmerica since 1984

 Abigail M. Armstrong                        Secretary of First Allmerica since 1996; Counsel,
   Secretary and Counsel                     First Allmerica since 1991

 Warren E. Barnes                            Vice President and Corporate Controller of First
   Vice President and Corporate Controller   Allmerica since 1997; Vice President of Allmerica Trust
                                             Company since 1997; Vice President and Co-Controller, First
                                             Allmerica 1997; Vice President and Assistant Controller,
                                             First Allmerica 1996 to 1997;



                                             Assistant Vice President and
                                             Assistant Controller, First Allmerica 1995 to 1996;
                                             Assistant Vice President Corporate Accounting and Reporting,
                                             First Allmerica 1993 to 1995



 Robert E. Bruce                             Director and Chief Information Officer of First Allmerica
   Director, Vice President and              since 1997;  Vice President of First Allmerica since 1995;
   Chief Information Officer                 Corporate Manager, Digital Equipment Corporation 1979 to 1995

 John P. Kavanaugh                           Director and Chief Investment Officer of First Allmerica
   Director, Vice President and              since 1996; Vice President, First Allmerica since 1991
   Chief Investment Officer

 John F. Kelly                               Director of First Allmerica since 1996; Senior Vice
   Director, Senior Vice President,          President, First Allmerica since 1986; General Counsel,
   General Counsel and Assistant Secretary   First Allmerica since 1981; Assistant Secretary, First
                                             Allmerica since 1991

 J. Barry May                                Director of First Allmerica since 1996; Director and
   Director                                  President, The Hanover Insurance Company since 1996; Vice
                                             President, The Hanover Insurance Company 1993 to 1996;
                                             General Manager, The Hanover Insurance Company 1989 to 1993

 James R. McAuliffe                          Director of First Allmerica since 1996; Director of Citizens
   Director                                  Insurance Company of America since 1992; President since
                                             1994, and CEO since 1996; Vice President, First Allmerica
                                             1982 to 1994 and Chief Investment Officer, First Allmerica
                                             1986 to 1994


 John F. O'Brien                             Director, Chairman of the Board, President and Chief
   Director, Chairman of the Board,          Executive Officer, First Allmerica since 1989
   President and Chief Executive Officer

 Edward J. Parry, III                        Director and Chief Financial Officer of First Allmerica
   Director, Vice President,                 since 1996; Vice President and Treasurer, First Allmerica
   Chief Financial Officer and Treasurer     since 1993;  Assistant Vice President, 1992 to 1993

 Richard M. Reilly                           Director of First Allmerica since 1996; Vice President,
   Director and Vice President               First Allmerica since 1990; Director, Allmerica Investments,
                                             Inc. since 1990; Director and President, Allmerica Financial
                                             Investment Management Services, Inc. since 1990

 Robert P. Restrepo, Jr.                     Chief Executive Officer of Travelers Property & Casualty
   Director and Vice President               Company 1996-1998; Senior Vice President of Aetna Life &
                                             Casualty Company 1993-1996


 Eric A. Simonsen                            Director of First Allmerica since 1996; Vice President,
   Director and Vice President               First Allmerica since 1990; Chief Financial Officer, First
                                             Allmerica 1990 to 1996

 Phillip E. Soule                            Director of First Allmerica since 1996; Vice President,
   Director and Vice President               First Allmerica since 1987

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT



     See attached organizational chart.



                                Allmerica Financial Corporation

                                            Delaware
     |               |                  |                  |              |            |              |
______________________________________________________________________________________________________________
 Financial          100%               100%               100%           100%         100%           100%
Profiles, Inc.  Allmerica, Inc.      Allmerica       First Allmerica  AFC Capital   Allmerica   First Sterling
                                   Funding Corp.     Financial Life    Trust I      Services        Limited
                                                       Insurance                   Corporation
                                                        Company

 California     Massachusetts       Massachusetts     Massachusetts    Delaware    Massachusetts    Bermuda
                                                            |                                    |
30%                         _______________________________________________                _____________
                                  |                                 |                            |
                                 100%                              100%                         100%
                             Logan Wells                           SMA                     First Sterling
                            Water Company,                   Financial Corp.                Reinsurance
                                 Inc.                                                         Company
                                                                                             Limited

                              New Jersey                     Massachusetts                    Bermuda
                                                                     |
______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
         70%               100%               99.2%                 100%                  100%                100%
     Allmerica        Sterling Risk         Allmerica             Allmerica             Allmerica           Allmerica
     Property           Management             Trust             Investments,           Financial        Financial Life
    & Casualty        Services, Inc.       Company, N.A.            Inc.                Investment       Insurance and
  Companies, Inc.                                                                       Management      Annuity Company
                                                                                      Services, Inc.

                                             Federally
     Delaware            Delaware            Chartered          Massachusetts         Massachusetts         Delaware
         |
___________________________________________________________________________                             ______|_______
                            |                   |                    |                                        |
                           100%                100%                 100%                                     100%
                        The Hanover          Allmerica           Citizens                                 Somerset
                         Insurance           Financial           Insurance                               Square, Inc.
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois                              Massachusetts
                             |
______________________________________________________________________________________________________________________
        |                                       |                    |                     |                  |
       100%                 100%               100%                 100%                  83%               100%
     Allmerica            Allmerica         The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial              Plus             American            Insurance            Corporation        Bay Insurance
      Benefit             Insurance          Insurance           Management                                 Company
     Insurance          Agency, Inc.          Company          Company, Inc.
      Company

   Pennsylvania        Massachusetts       New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan


                                Allmerica Financial Corporation

                                            Delaware
     |                    |                     |                   |             |           |               |
_______________________________________________________________________________________________________________________
  Financial              100%                  100%               100%           100%        100%            100%
Profiles, Inc.     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica   First Sterling
                                          Funding Corp.      Financial Life    Trust I      Services        Limited
                                                                Insurance                  Corporation
                                                                 Company

 California         Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts     Bermuda
                                                      |                                          |

_____________________________________________________________________________________________________________________
        |                    |                   |                     |                   |
       100%                100%                 100%                  100%                100%
     Allmerica           Allmerica           Allmerica             Allmerica           Allmerica
    Investment             Asset         Financial Services          Asset             Benefits
    Management          Management,          Insurance            Management,             Inc.
   Company, Inc.            Inc.            Agency, Inc.            Limited

   Massachusetts       Massachusetts       Massachusetts            Bermuda             Florida

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                 --------------  Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica               Allmerica
     Alliance                                                 Investment Trust          Securities
     Insurance                                                                             Trust
      Company
                                                               Massachusetts           Massachusetts
   New Hampshire       Massachusetts
                             |
                      _______________
                             |
                           100%                               --------------  Affiliated Management Investment Companies
                          Lloyds
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                              --------------  Affiliated Lloyd's plan company, controlled by
                                                                              Underwriters for the benefit of The Hanover
                                                                              Insurance Company

                                                                                          AAM              AAM
                                                                                       Growth &            High
                                                                                      Income Fund       Yield Fund,
                                                                                          L.P.            L.L.C.

                                                                                        Delaware       Massachusetts

                                                              --------------  L.P. or L.L.C. established for the benefit of
                                                                              First Allmerica, Allmerica
                                                                              Financial Life, Hanover and
                                                                              Citizens


                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY



      NAME                                              ADDRESS                              TYPE OF BUSINESS
      ----                                              -------                              ----------------
 AAM Equity Fund                                    440 Lincoln Street                   Massachusetts Grantor Trust
                                                    Worcester MA 01653

 AAM Growth & Income Fund, L.P.                     440 Lincoln Street                   Limited Partnership
                                                    Worcester MA 01653

 AFC Capital Trust I                                440 Lincoln Street                   Statutory Business Trust
                                                    Worcester MA 01653

 Allmerica Asset Management Limited                 440 Lincoln Street                   Investment advisory services
                                                    Worcester MA 01653

 Allmerica Asset Management, Inc.                   440 Lincoln Street                   Investment advisory services
                                                    Worcester MA 01653

 Allmerica Benefits, Inc.                           440 Lincoln Street                   Non-insurance medical services
                                                    Worcester MA 01653

 Allmerica Equity Index Pool                        440 Lincoln Street                   Massachusetts Grantor Trust
                                                    Worcester MA 01653

 Allmerica Financial Alliance Insurance             100 North Parkway                    Multi-line property and  casualty
 Company                                            Worcester MA 01605                   insurance

 Allmerica Financial Benefit Insurance              100 North Parkway                    Multi-line property and casualty insurance
 Company                                            Worcester MA 01605

 Allmerica Financial Corporation                    440 Lincoln Street                   Holding Company
                                                    Worcester MA 01653

 Allmerica Financial Insurance Brokers, Inc.        440 Lincoln Street                   Insurance Broker
                                                    Worcester MA 01653

 Allmerica Financial Life Insurance and             440 Lincoln Street                   Life insurance, accident and health
 Annuity Company (formerly known as                 Worcester MA 01653                   insurance, annuities, variable annuities
 SMA Life Assurance Company)                                                             and variable life insurance

 Allmerica Financial Services Insurance             440 Lincoln Street                   Insurance Agency
 Agency, Inc.                                       Worcester MA 01653

 Allmerica Funding Corp.                            440 Lincoln Street                   Special purpose funding vehicle for
                                                    Worcester MA 01653                   commercial paper

 Allmerica, Inc.                                    440 Lincoln Street                   Common employer for Allmerica Financial
                                                    Worcester MA 01653                   Corporation entities



 Allmerica Financial Investment                     440 Lincoln Street                   Investment advisory services
 Management Services, Inc.                          Worcester MA 01653
 (formerly known as Allmerica
 Institutional Services, Inc. and 440
 Financial Group of Worcester, Inc.)


 Allmerica Investment Management                    440 Lincoln Street                   Investment advisory services
 Company, Inc.                                      Worcester MA 01653


 Allmerica Investments, Inc.                        440 Lincoln Street                   Securities, retail broker-dealer
                                                    Worcester MA 01653


 Allmerica Investment Trust                         440 Lincoln Street                   Investment Company
                                                    Worcester MA 01653


 Allmerica Plus Insurance Agency, Inc.              440 Lincoln Street                   Insurance Agency
                                                    Worcester MA 01653

 Allmerica Property & Casualty                      440 Lincoln Street                   Holding Company
 Companies, Inc.                                    Worcester MA 01653

                                                    440 Lincoln Street                   Investment Company
 Allmerica Securities Trust                         Worcester MA 01653

                                                    440 Lincoln Street                   Internal administrative services provider
 Allmerica Services Corporation                     Worcester MA 01653                   to Allmerica Financial Corporation
                                                                                         entities

                                                    440 Lincoln Street                   Limited purpose national trust company
 Allmerica Trust Company, N.A.                      Worcester MA 01653



 AMGRO, Inc.                                        100 North Parkway                    Premium financing
                                                    Worcester MA 01605


 Citizens Corporation                               440 Lincoln Street                   Holding Company
                                                    Worcester MA 01653


 Citizens Insurance Company of America              645 West Grand River                 Multi-line property and casualty insurance
                                                    Howell MI 48843

 Citizens Insurance Company of Illinois             333 Pierce Road                      Multi-line property and casualty insurance
                                                    Itasca IL 60143


 Citizens Insurance Company of the                  3950 Priority Way  South             Multi-line property and casualty insurance
 Midwest                                            Drive, Suite 200
                                                    Indianapolis IN 46280


 Citizens Insurance Company of Ohio                 8101 N. High Street                  Multi-line property and casualty insurance
                                                    P.O. Box 342250
                                                    Columbus OH 43234


 Citizens Management, Inc.                          645 West Grand River                 Services management company
                                                    Howell MI 48843

                                                                                         Computer software company
 Financial Profiles                                 5421 Avenida Encinas
                                                    Carlsbad, CA  92008


 First Allmerica Financial Life Insurance           440 Lincoln Street                   Life, pension, annuity, accident and


 Company (formerly State Mutual Life                Worcester MA 01653                   health insurance company
 Assurance Company of America)


 First Sterling Limited                             440 Lincoln Street                   Holding Company
                                                    Worcester MA 01653


 First Sterling Reinsurance Company Limited         440 Lincoln Street                   Reinsurance Company
                                                    Worcester MA 01653


 Greendale Special Placements Fund                  440 Lincoln Street                   Massachusetts Grantor Trust
                                                    Worcester MA 01653


 The Hanover American Insurance Company             100 North Parkway                    Multi-line property and casualty insurance
                                                    Worcester MA 01605


 The Hanover Insurance Company                      100 North Parkway                    Multi-line property and casualty insurance
                                                    Worcester MA 01605


 Hanover Texas Insurance Management Company, Inc.   801 East Campbell Road               Attorney-in-fact for Hanover Lloyd's
                                                    Richardson TX 75081                  Insurance Company


 Hanover Lloyd's Insurance Company                  801 East Campbell Road               Multi-line property and casualty insurance
                                                    Richardson TX 75081


 Lloyds Credit Corporation                          440 Lincoln Street                   Premium financing service franchises
                                                    Worcester MA 01653


 Logan Wells Water Company, Inc.                    603 Heron Drive                      Water Company serving land development
                                                    Bridgeport NJ 08014                  investment



 Massachusetts Bay Insurance Company                100 North Parkway                    Multi-line property and casualty insurance
                                                    Worcester MA 01605


 SMA Financial Corp.                                440 Lincoln Street                   Holding Company
                                                    Worcester MA 01653


 Somerset Square, Inc.                              440 Lincoln Street                   Real estate holding company
                                                    Worcester MA 01653


 Sterling Risk Management Services, Inc.            440 Lincoln Street                   Risk management services
                                                    Worcester MA 01653



ITEM 27. NUMBER OF CONTRACT OWNERS


    As of September 30, 1998, the Variable Account had 37 Qualified Contract Owners and 168 Non-Qualified Contract Owners.



ITEM 28. INDEMNIFICATION

    To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

    1. for and breach of the director's duty of loyalty to the Company or its policyholders;

    2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

    3. for liability, if any, imposed on directors of insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B Section 62;

    4. for any transactions from which the director derived an improper personal benefit.


ITEM 29. PRINCIPAL UNDERWRITERS

    (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

         - VEL Account, VEL II Account, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         -    Allmerica Investment Trust


    (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:

         440 Lincoln Street
         Worcester, Massachusetts 01653

           NAME                   POSITION OR OFFICE WITH UNDERWRITER
           ----                   -----------------------------------


    Abigail M. Armstrong          Secretary and Counsel

    Emil J. Aberizk, Jr.          Vice President

    Edward T. Berger              Vice President and Chief Compliance Officer

    Richard F. Betzler, Jr.       Vice  President

    Philip J. Coffey              Vice President

    Thomas P. Cunningham          Vice President, Chief Financial Officer and
                                  Controller

    Philip L. Heffernan           Vice President

    John F. Kelly                 Director

    Daniel Mastrototaro           Vice President

    William F. Monroe, Jr.        Vice President

    David J. Mueller              Vice President

    John F. O'Brien               Director

    Stephen Parker                President, Director and Chief Executive
                                  Officer

    Edward J. Parry, III          Treasurer

    Richard M. Reilly             Director

    Eric A. Simonsen              Director

    Mark G. Steinberg             Senior Vice President


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

    The Company provides daily unit value calculations and related services for the Company's variable accounts.

ITEM 32. UNDERTAKINGS

    (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

    (b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

    (c) The registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

    (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

    (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.


ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

    Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

    1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

    2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

    3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
         Section 403(b)(11) to the attention of potential participants.

    4.   A signed statement acknowledging the participant's understanding of
         (I) the restrictions on redemption imposed by the Program and by
         Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

    Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts on the 1st day of October, 1998.

                              SEPARATE ACCOUNT VA-P OF
                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   By:  /s/ Abigail M. Armstrong
                      -------------------------------------
                        Abigail M. Armstrong, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures                        Title                         Date
----------                        -----                         ----

/s/ John F. O'Brien          Director, President and Chief    October 1, 1998
-------------------------    Executive Officer
John F. O'Brien

/s/ Bruce C. Anderson        Director and Vice President
-------------------------
Bruce C. Anderson

/s/ Warren E. Barnes         Vice President and Corporate
-------------------------    Controller
Warren E. Barnes

/s/ Robert E. Bruce          Director, Vice President and
-------------------------    Chief Information Officer
Robert E. Bruce

/s/ John P. Kavanaugh        Director, Vice President and
-------------------------    Chief Investment Officer
John P. Kavanaugh

/s/ John F. Kelly            Director, Senior Vice
-------------------------    President and
John F. Kelly                General Counsel

/s/ J. Barry May             Director
-------------------------
J. Barry May

/s/ James R. McAuliffe       Director
-------------------------
James R. McAuliffe

/s/ Edward J. Parry, III     Director, Vice President,
-------------------------    Chief Financial Officer and
Edward J. Parry, III         Treasurer

/s/ Richard M. Reilly        Director and Vice President
-------------------------
Richard M. Reilly

/s/ Robert P. Restrepo, Jr.  Director and Vice President
-------------------------
Robert P. Restrepo, Jr.

/s/ Eric A. Simonsen         Director and Vice President
-------------------------
Eric A. Simonsen

/s/ Phillip E. Soule         Director and Vice President
-------------------------
Phillip E. Soule

                                    EXHIBIT TABLE

Exhibit 9     Opinion of Counsel

Exhibit 10    Consent of Independent Accountants